Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 13 – Other payables and accrued liabilities

	As of December 31, 2023	As of December 31, 2022

Accrued expenses (i)	$823,345	$491,549
Accrued payroll	811,680	548,359
Accrued interests (ii)	249,867	157,032
Others	2,520	2,870
Total other payables and accrued liabilities	$1,887,412	$1,199,810

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from right-of-use leases and short-term loan – third parties.